Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented procedures for assessing, identifying, and managing material risks from cybersecurity threats and for prevention, detection, mitigation and remediation of material cybersecurity incidents. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

The framework of our cybersecurity risk management process mainly includes four steps: (i) identifying cybersecurity threats, assessing the severity, identifying the source and whether the threat is associated with a third-party service provider; (ii) reporting material cybersecurity incidents to management and our board of directors; (iii) implementing safeguards, countermeasures and mitigation strategies; and (iv) remediation and restoration of the affected systems. We have established processes to oversee and identify risks from cybersecurity threats associated with our use of third-party services providers.

We have also developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security, and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception, and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Our Operation and Maintenance Security Department continuously monitor the performance of our platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

In addition, we regularly engage third-party assessors, consultants and auditors in connection with our cybersecurity risk management processes, and the audit committee of our Board of Directors has the necessary resources and authority to select, retain, terminate and approve the fees and other retention terms for such assessors, consultants, auditors or other third parties, as it deems necessary or appropriate. As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.

The framework of our cybersecurity risk management process mainly includes four steps: (i) identifying cybersecurity threats, assessing the severity, identifying the source and whether the threat is associated with a third-party service provider; (ii) reporting material cybersecurity incidents to management and our board of directors; (iii) implementing safeguards, countermeasures and mitigation strategies; and (iv) remediation and restoration of the affected systems. We have established processes to oversee and identify risks from cybersecurity threats associated with our use of third-party services providers.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee of our Board of Directors
Cybersecurity Risk Role of Management [Text Block]

We place a strong emphasis on data security. We have established an information security committee and an information security and privacy protection working group consisting of heads of various departments. To further ensure data security, we have also set up a special data security committee to ensure the security of customer data and prevent data leakage by setting data security guidelines and coordinating data security planning. We also have a dedicated information security center equipped with personnel specialized in data security, compliance, and risk management. This center is involved in key aspects of our business operations and provides other departments with professional data security and risk management services.

Our information security committee is responsible for the oversight of risks from cybersecurity threats, including full authority in monitoring, resolving, disclosing, and otherwise handling matters related to or arising out any cybersecurity incidents. Members of our information security committee are responsible for monitoring the prevention, detection, mitigation and remediation of cybersecurity incidents and shall report risks from cybersecurity threats on a regular basis and promptly reporting any material cybersecurity incidents to the management of the information security committee.

Mr. Hui Jin, our chief executive officer, serves as the chairman of our information security committee. Mr. Jin is authorized to make decisions with regard to the cybersecurity matters of our company.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Mr. Hui Jin, our chief executive officer, serves as the chairman of our information security committee.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Members of our information security committee are responsible for monitoring the prevention, detection, mitigation and remediation of cybersecurity incidents and shall report risks from cybersecurity threats on a regular basis and promptly reporting any material cybersecurity incidents to the management of the information security committee.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true